Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of issued capital

Ordinary authorized and issued shares	Number of shares	Share capital	Additional Paid-in Capital

As of January 1, 2020 (pre-recapitalization)	1,623	55,798	—
Add: Capital contribution	65	65	—
Less: Conversion	(45)	(45)	—
Subtotal	1,643	55,818	—
Recapitalization of Semantix Tecnologia (1:37.747 exchange ratio)*	60,358	—	—
As of December 31, 2020 (recapitalized)	62,000	55,818	—

As of January 1, 2021 (pre-recapitalization)	1,643	55,818	—
Recapitalization of Semantix Tecnologia (1:37.747 exchange ratio)*	60,358	—	—
As of December 31, 2021 (recapitalized)	62,000	55,818	—

As of January 1, 2022 (pre-recapitalization)	1,643	55,818	—
Recapitalization of Semantix Tecnologia (1:37.747 exchange ratio)*	60,358	(55,490)	55,490
Total - recapitalized	62,000	328	55,490
Acquisition of Alpha**	18,492	98	817,281
As of December 31, 2022	80,492	425	872,771

*    In connection with the SPAC merger, each of the Semantix Tecnologia shareholders contributed their ordinary and preferred shares into the Company in exchange for Semantix ordinary shares. In addition, each outstanding vested option to purchase Semantix Tecnologia class A preferred shares were “net exercised” in full and such net number of Semantix Tecnologia class A preferred shares was converted into a number of Semantix ordinary shares in accordance with the Exchange Ratio. Semantix Tecnologia’s shareholders were issued million new ordinary shares of Semantix in exchange for the 1.6 million outstanding ordinary and preferred Semantix Tecnologia shares in accordance with the Exchange Ratio.
**    All Alpha ordinary shares outstanding were exchanged into Semantix ordinary shares. New shares were issued for an aggregate subscription price equal to the net asset value of Alpha as of August 3, 2022 (i.e., cash received from Alpha’s cash held in the Trust account of R$179,037, cash received from certain private investors through Alpha of R$494,826 less the fair value of the Semantix Warrants and certain transaction costs incurred, totaling R$615,634), transaction expenses incurred by Semantix of R$13,826 and the Listing Expense of R$215,570 (refer to note 6 (ii) for more detail). The composition of the shares issued is as follows:

Share Class	Quantity of shares

Public shares	3,377,561
Founder shares	5,750,000
PIPE shares	9,364,500
Total	18,492,061